Lincoln Life & Annuity Company of New York
120 Madison Street, 17th Floor
Syracuse, NY 13202


October 7, 1998

                                                       VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C. 20549


RE:  Lincoln Life & Annuity Variable Annuity Account L
     File No. 333-10863
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Commissioners:

     On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account L (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 3 for the Account filed on September 30, 1998.

     If you have any questions, please contact me at (219) 455-6565.


Sincerely,




Steven M. Kluever


Copy to:  Kim Smith, Sutherland, Asbill & Brennan
          Robert Sheppard, LLANY